Investment in associates and joint ventures Nattarive (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Disclosure of joint ventures [line items]
Cash and cash equivalents	€ 175	€ 128	€ 86
Depreciation and amortization	€ (30)	€ (50)	€ (34)

[1]	** restated based on 20F amendment filing June 2018